Note 22 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Note 22 - Derivatives
Schedule of Derivative Instruments [Table Text Block]

As of December 31, 2024, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2024 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(9,310)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(9,077)
Total fair value						$(18,387)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
December 31, 2024
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$8,590	$120
Bunker swaps	37	-
Bunker swaps*	304	-
Interest rate swaps	5,684	14,846
Interest rate caps	4,726	6,389
EUA Futures	160	147
Total gross derivative contracts	$19,501	$21,502

Amounts offset
Counterparty netting*	(8,894)	(120)
Total derivative assets, December 31, 2024	$10,607	$21,382

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(22,653)	$(5,212)
Bunker swaps	(308)	(15)
Bunker swaps*	(398)	(67)
Cross-currency rate swaps	(18,387)	-
Forward currency contracts	(1,369)	-
Total gross derivative contracts	$(43,115)	$(5,294)

Amounts offset
Counterparty netting*	8,894	120
Total derivative liabilities, December 31, 2024	$(34,221)	$(5,174)
December 31, 2023
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$30,404	$2,758
Bunker swaps	101	-
Interest rate swaps	7,827	12,864
Interest rate caps	14,716	11,701
Forward currency contracts	1,873	1,656
Total gross derivative contracts	$54,921	$28,979

Amounts offset
Counterparty netting*	(21,611)	(340)
Total derivative assets, December 31, 2023	$33,310	$28,639

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(21,611)	$(340)
Bunker swaps	(912)	(1,699)
Cross-currency rate swaps	(2,138)	(9,495)
Total gross derivative contracts	$(24,661)	$(11,534)

Amounts offset
Counterparty netting*	21,611	340
Total derivative liabilities, December 31, 2023	$(3,050)	$(11,194)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended
December 31, 2022, 2023 and 2024
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in OCI on Derivative
	2022	2023	2024
Interest rate swaps and cross-currency swaps	$36,591	$3,385	$24,337
Interest rate caps (included component)	4,495	6,629	(4,564)
Interest rate caps (excluded component) (1)	6,700	(16,589)	(6,708)
Reclassification to Interest and finance costs	(483)	(22,876)	(23,254)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	1,286	4,354	6,084
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$48,652	$(25,034)	$(4,042)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2022	2023	2024
Interest rate swaps / caps and cross-currency swaps	Gain / (loss) on derivative instruments, net	$(182)	$12,207	$(393)
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	108	5,420	(47,684)
Bunker swap agreements	Gain / (loss) on derivative instruments, net	(12)	(1,490)	3,825
EUA futures	Gain / (loss) on derivative instruments, net	-	-	276
Forward currency contracts	Gain / (loss) on derivative instruments, net	2,784	1,151	(4,898)
Total		$2,698	$17,288	$(48,874)